Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes charged to operations consists of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current
Federal	$(10,689)	$9,535	$5,170
State	(611)	1,246	1,321

	(11,300)	10,781	6,491
Deferred
Federal	(7,374)	(2,445)	(2,595)
State	(674)	(1,620)	(322)

	(8,048)	(4,065)	(2,917)

	$(19,348)	$6,716	$3,574

Schedule of Reconciliation of Effective Income Tax Rate

The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate and our income tax expense (in thousands):

	Year Ended December 31,
	2017		2016		2015
Statutory federal income tax rate	$(9,579)	35.0%	$5,273	35.0%	$2,659	35.0%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal income tax effect	(896)	3.3	857	5.7	567	7.4
Nondeductible expenses	786	(2.9)	858	5.7	280	3.7
Deferred rate change	(31)	0.1	370	2.4	—	—
Acquisition accounting adjustment	—	—	(351)	(2.3)	—	—
Federal tax reform deferred tax impact	(9,812)	35.9	—	—	—	—
Other	184	(0.7)	(291)	(1.9)	68	0.9

Effective tax rate	$(19,348)	70.7%	$6,716	44.6%	$3,574	47.0%

Schedule of Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities consist of the following components (in thousands):

	December 31,
	2017	2016
Deferred Tax Assets:
Trade accounts receivable	$658	$619
Inventories	184	262
Other deferred tax assets	584	494
Accrued compensation	2,590	2,960
Deferred revenue	4,449	1,786
Debt financing costs	—	382
Net operating loss carryforwards	2,014	1,885

Total deferred tax assets	10,479	8,388

Deferred Tax Liabilities:
Prepaid expenses and deferred customer support contract costs	3,438	4,009
Other	68	132
Property and equipment	3,459	2,872
Goodwill and finite-life intangibles	21,570	39,216

Total deferred tax liabilities	28,535	46,229

Total net deferred tax liabilities	$(18,056)	$(37,841)

Schedule of Unrecognized Income Tax Benefits

A reconciliation of the beginning and ending amounts of the gross unrecognized income tax benefit is as follows (in thousands):

	December 31,
	2017	2016	2015
Balance at beginning of period	$1,456	$1,331	$1,331
Additions for tax position of current year	353	364	333
Additions for tax position of prior years	—	125	—
Redutions due to statute of limitations lapse	(364)	(364)	(333)
Settlements	—	—	—

Balance at end of period	$1,445	$1,456	$1,331